INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Inventories
Raw materials and supplies	$ 450		$ 433		$ 484
Work in progress	90		92		98
Finished goods	1,450		1,290		1,311
Total	1,990		1,815		1,893
LIFO reserves	(79)		(74)		(74)
Net	$ 1,911	[1]	$ 1,741	[1],[2]	$ 1,819	[2]
Percentage of inventories recorded using the LIFO cost method	11.00%		11.00%		11.00%

[1]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."